Long - Term Investments - Components (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Long-Term Investments
Long -term held - to - maturity investments	¥ 738,903		¥ 178,153
Available-for-sale investments	332,489	$ 332,489
Equity Securities without ready determinable Fair Value	42,768		33,605	¥ 11,969	¥ 11,812
Total	1,114,160	$ 152,639	¥ 211,758
Amortized cost of available-for-sale investments	361,819
Unrealized losses of available-for-sale securities	¥ 29,330